Stock Based Compensation Plans: (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-Based Payment Arrangement [Abstract]
[custom:MaximumNumberOfOptionsAvailableUnderThePlan-0]	9,939,500
[custom:OptionsAvailableForGrant-0]	2,721,107
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures		50,000
[custom:OptionExpense]	$ 7,904	$ 58,928
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.70
Amount Payable In Event Of Change Of Control		$ 6,400,000
[custom:AmountPayableInEventOfMilestoneAchievement-0]	3,200,000
[custom:SeveranceLiability-0]	$ 500,000